3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Of Financial Instruments Tables
Schedule fo fair value for liabilities measured on a recurring basis
	Fair Value at March 31, 2018

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	$—	$—	$(114)	$(114)
Warrants issued in connection with Short-Term Loans			(15)	(15)
Warrants issued in connection with Senior Secured Debt	—	—	(6,145)	(6,145)

Total long-term liabilities at fair value	$—	$—	$(6,274)	$(6,274)

	Fair Value at December 31, 2017

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	$—	$—	$(114)	$(114)
Warrants issued in connection with Short-Term Loans			(11)	(11)
Warrants issued in connection with Senior Secured Debt	—	—	(7,837)	(7,837)

Total long-term liabilities at fair value	$—	$—	$(7,962)	$(7,962)

	Fair Value at December 31, 2017
	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	-	-	(114)	(114)
Warrants issued in connection with Short-Term Loans	-	-	(11)	(11)
Warrants issued in connection with Senior Secured Debt	-	-	(7,837)	(7,837)
Total long-term liabilities at fair value	$-	$-	$(7,962)	$(7,962)

	Fair Value at December 31, 2016

	Level 1	Level 2	Level 3	Total

Warrants issued in connection with Distributor Debt	$—	$—	$(114)	$(114)
Warrants issued in connection with Senior Secured Debt	—	—	(1,306)	(1,306)
Total long-term liabilities at fair value	$—	$—	$(1,420)	$(1,420)

Summary of changes to Level 3 instruments

	Short-Term Loan	Senior Secured Debt	Distributor Debt	Total

Balance, December 31, 2017	$ (11)	$ (7,837)	$ (114)	$ (7,962)
Change in fair value during the period	(4)	1,692	-	1,688

Balance, March 31, 2018	$ (15)	$ (6,145)	$ (114)	$ (6,274)

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Series C Warrants	Series B Warrants	Senior Secured Debt	Distributor Debt	Total
Balance, December 31, 2016	$-	$-	$(1,306)	$(114)	$(1,420)
Warrants issued during the year	-	-	(55)	-	(55)
Change in fair value during the year	-	-	(6,487)	-	(6,487)
Balance, December 31, 2017	$-	$-	$(7,848)	$(114)	$(7,962)